RELATED PARTY DISCLOSURES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Initial Public Offering	$ 1,700,000
Rent And Promotion Services Expenses	100,000	$ 100,000	$ 100,000
Expenses For Consulting	200,000	100,000	$ 100,000
Unsecured, Non-interest Bearing	0	200,000
Trade And Other Payables	$ 5,628,000	1,809,000
Share Based Payments	333,333
Ontario Inc.
Statement [Line Items]
Amount Owed To Related Parties	$ 6,000	11,000
Forbes and Manhattan Inc.
Statement [Line Items]
Amount Owed To Related Parties	11,000	11,000
Ontario Corp.
Statement [Line Items]
Amount Owed To Related Parties	11,000	$ 11,000
Directors
Statement [Line Items]
Trade And Other Payables	$ 300,000